Convertible Notes and Note Payable (Details) - Schedule of accrued interest and fair value remeasurement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SoundHound, Inc. [Member]
Convertible Notes and Note Payable (Details) - Schedule of accrued interest and fair value remeasurement [Line Items]
Remeasurement of conversion feature – gain/(loss)	$ (1,108)	$ 80